Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Disaggregated Operating Revenues

	2018	2017	2016
Passenger revenue
Passenger revenue	$2,567,316	$2,434,820	$2,142,804
Miles redeemed	20,073	9,431	5,697

	2,587,389	2,444,251	2,148,501
Cargo and mail revenue	62,483	55,290	53,989

	62,483	55,290	53,989
Other operating revenue
Frequent flyer program—marketing services	16,291	13,332	5,378
Other operating revenue	11,464	8,913	11,318

	27,755	22,245	16,696

Total revenue	$2,677,627	$2,521,786	$2,219,186

Summary of Changes in Contract Liabilities

The table below presents the changes in air traffic liability:

	2018	2017	2016
Balance at beginning of year	$477,168	$399,796	$352,110
Deferred of revenue	2,537,772	2,511,970	2,164,165
Recognition of revenue	(2,543,264)	(2,434,598)	(2,116,479)

Balance at end of year	$471,676	$477,168	$399,796

The table below presents the activity of the current and non-current frequent flyer liability:

Frequent flyer liability

	2018	2017	2016
Balance at beginning of year	$50,312	$36,682	$18,884
Deferred of revenue	37,575	23,061	23,495
Recognition of revenue	(20,073)	(9,431)	(5,697)

Balance at end of year	$67,814	$50,312	36,682

Current	30,342	17,197	10,358
Non-current	37,472	33,115	26,324

	$67,814	$50,312	$36,682

Operating Revenue by Principal Geographic Area

Information concerning operating revenue by geographic area for the period ended December 31 is as follows (in millions):

	2018	2017	2016
North America	$707.2	$610.0	$638.9
Panama	432.6	407.7	369.0
Central America and the Caribbean	289.2	275.3	273.6
Brazil	319.5	363.7	245.4
Argentina	266.3	241.4	178.6
Colombia	214.4	197.9	146.1
Others South America	448.4	425.8	367.6

	$2,677.6	$2,521.8	$2,219.2